Concentrations of Credit Risk (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)
Concentration Risk [Line Items]
Gross loans	₨ 28,638,811.1		₨ 26,793,047.4
Fair value of credit substitutes	161,179.6		131,486.9	$ 1,886.7
Non-funded exposure	2,642,091.8		2,103,968.0
Total Exposure	₨ 31,442,082.5	$ 368,044.9	₨ 29,028,502.3
Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	100.00%	100.00%	100.00%
Consumer Loans
Concentration Risk [Line Items]
Gross loans	₨ 10,435,520.6		₨ 10,191,521.5
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	252.5		468.1
Total Exposure	₨ 10,435,773.1	$ 122,155.8	₨ 10,191,989.6
Consumer Loans | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	33.30%	33.30%	35.10%
NBFC
Concentration Risk [Line Items]
Gross loans	₨ 1,650,812.6		₨ 1,725,559.7
Fair value of credit substitutes	50,076.1		20,585.6
Non-funded exposure	1,035.1		5,153.7
Total Exposure	₨ 1,701,923.8	$ 19,921.9	₨ 1,751,299.0
NBFC | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	5.40%	5.40%	6.00%
Retail Trade
Concentration Risk [Line Items]
Gross loans	₨ 1,107,102.6		₨ 1,085,962.9
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	56,842.4		56,822.6
Total Exposure	₨ 1,163,945.0	$ 13,624.5	₨ 1,142,785.5
Retail Trade | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.70%	3.70%	3.90%
Real Estate & Property Services
Concentration Risk [Line Items]
Gross loans	₨ 1,168,287.2		₨ 1,070,220.3
Fair value of credit substitutes	0.0		3,495.0
Non-funded exposure	62,855.1		57,556.4
Total Exposure	₨ 1,231,142.3	$ 14,411.1	₨ 1,131,271.7
Real Estate & Property Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.90%	3.90%	3.90%
Consumer Services
Concentration Risk [Line Items]
Gross loans	₨ 1,017,874.2		₨ 860,297.1
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	45,155.5		35,933.7
Total Exposure	₨ 1,063,029.7	$ 12,443.3	₨ 896,230.8
Consumer Services | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	3.40%	3.40%	3.10%
Power
Concentration Risk [Line Items]
Gross loans	₨ 769,686.4		₨ 770,473.1
Fair value of credit substitutes	24,160.8		37,706.9
Non-funded exposure	102,143.7		63,452.3
Total Exposure	₨ 895,990.9	$ 10,488.0	₨ 871,632.3
Power | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.80%	2.80%	3.00%
Food and Beverage
Concentration Risk [Line Items]
Gross loans	₨ 760,841.6		₨ 712,895.6
Fair value of credit substitutes	0.0		1,405.1
Non-funded exposure	59,838.4		59,163.2
Total Exposure	₨ 820,680.0	$ 9,606.5	₨ 773,463.9
Food and Beverage | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	2.70%
Road Transportation
Concentration Risk [Line Items]
Gross loans	₨ 815,518.6		₨ 741,738.6
Fair value of credit substitutes	0.0		0.0
Non-funded exposure	14,315.2		11,160.3
Total Exposure	₨ 829,833.8	$ 9,713.6	₨ 752,898.9
Road Transportation | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.60%	2.60%	2.60%
Others (none greater than 2%)
Concentration Risk [Line Items]
Gross loans	₨ 7,702,733.5		₨ 9,184,195.4
Fair value of credit substitutes	55,116.1		61,578.3
Non-funded exposure	1,501,008.6		1,477,275.2
Total Exposure	₨ 9,258,858.2	$ 108,379.5	₨ 10,723,048.9
Others (none greater than 2%) | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	29.50%	29.50%	37.00%
Wholesale Trade - Non Industrial
Concentration Risk [Line Items]
Gross loans	₨ 643,909.8
Fair value of credit substitutes	0.0
Non-funded exposure	36,548.1
Total Exposure	₨ 680,457.9	$ 7,965.1
Wholesale Trade - Non Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.20%	2.20%
Wholesale Trade - Industrial
Concentration Risk [Line Items]
Gross loans	₨ 574,318.0
Fair value of credit substitutes	0.0
Non-funded exposure	101,287.4
Total Exposure	₨ 675,605.4	$ 7,908.3
Wholesale Trade - Industrial | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%
Infrastructure Development
Concentration Risk [Line Items]
Gross loans	₨ 362,910.9		₨ 450,183.2
Fair value of credit substitutes	8,937.8		6,716.0
Non-funded exposure	359,503.4		336,982.5
Total Exposure	₨ 731,352.1	$ 8,560.8	₨ 793,881.7
Infrastructure Development | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.30%	2.30%	2.70%
Engineering
Concentration Risk [Line Items]
Gross loans	₨ 447,424.3
Fair value of credit substitutes	2,484.2
Non-funded exposure	203,246.4
Total Exposure	₨ 653,154.9	$ 7,645.5
Engineering | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%
Agri-Allied
Concentration Risk [Line Items]
Gross loans	₨ 627,426.4
Fair value of credit substitutes	0.0
Non-funded exposure	5,066.2
Total Exposure	₨ 632,492.6	$ 7,403.6
Agri-Allied | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.00%	2.00%
Iron and Steel
Concentration Risk [Line Items]
Gross loans	₨ 554,444.4
Fair value of credit substitutes	20,404.6
Non-funded exposure	92,993.8
Total Exposure	₨ 667,842.8	$ 7,817.4
Iron and Steel | Lender Concentration Risk | Concentration of Credit Risk by Industry
Concentration Risk [Line Items]
%	2.10%	2.10%